Income Taxes - Significant Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Advertising expenses	¥ 0	¥ 1,677
Net accumulated losses carry forward	97,535	93,632
Depreciation and amortization	0	335
Allowance for doubtful accounts	242	1,997
Impairment of intangible assets	0	383
Accrued expenses	32,281	9,824
Operating lease liabilities	7,442	9,711
Gross deferred tax assets	137,500	117,559
Less: valuation allowance	(102,536)	(82,426)
Net deferred tax assets	34,964	35,133
Deferred tax liabilities
Intangible assets	13,457	14,875
Operating lease right-of-use assets	4,327	9,710
Gain on equity method investee	325	989
Variable consideration of renewal income	31,235	24,434
Gross deferred tax liabilities	¥ 49,344	¥ 50,008